Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2018							39,213,136
Balance at Dec. 31, 2018							$ 415,805	$ 54,717	$ (21,751)	$ (61,218)	$ 4,420	$ 391,973
Net earnings									137,585			137,585
Pension liability adjustments, net of tax										(811)		(811)
Foreign currency translation gain (loss)										(185)		(185)
Unrealized loss on interest rate swaps, net of tax										(4,073)		(4,073)
Other comprehensive loss attributable to NCI										(877)	233	(644)
NCI share of earnings									(26,829)		2,270	(24,559)
NCI redemption increment									(7,853)			(7,853)
Distributions to NCI											(2,305)	(2,305)
Acquisitions of businesses, net											(195)	(195)
Subsidiaries’ equity transactions								2,567				2,567
Stock option expense								7,831				$ 7,831
Stock options exercised (in shares)							632,075					632,075
Stock options exercised							$ 26,348	(4,409)				$ 21,939
Dividends									(3,971)			(3,971)
Balance (in shares) at Dec. 31, 2019							39,845,211
Balance at Dec. 31, 2019			$ (2,824)			$ (2,824)	$ 442,153	60,706	77,181	(67,164)	4,423	517,299
Net earnings									94,489			94,489
Pension liability adjustments, net of tax										(753)		(753)
Foreign currency translation gain (loss)										2,591		2,591
Unrealized loss on interest rate swaps, net of tax										(2,448)		(2,448)
Other comprehensive loss attributable to NCI										5,795	(154)	5,641
NCI share of earnings									(29,572)		2,023	(27,549)
NCI redemption increment									(15,843)			(15,843)
Distributions to NCI											(2,524)	(2,524)
Acquisitions of businesses, net											(65)	(65)
Subsidiaries’ equity transactions								134				134
Stock option expense								9,628				$ 9,628
Stock options exercised (in shares)							344,225					344,225
Stock options exercised							$ 15,840	(3,497)				$ 12,343
Dividends									(4,010)			(4,010)
Balance (in shares) at Dec. 31, 2020							40,189,436
Balance at Dec. 31, 2020							$ 457,993	$ 66,971	$ 119,421	$ (61,979)	$ 3,703	$ 586,109